Subsequent events - Initial Public Offering in the United Stated (Details) € / shares in Units, $ / shares in Units, € in Thousands	Feb. 12, 2021 USD ($) $ / shares	Feb. 12, 2021 EUR (€) $ / shares	Feb. 10, 2021 $ / shares shares	Feb. 09, 2021 $ / shares	Feb. 03, 2021 $ / shares shares	Feb. 10, 2021 € / shares	Feb. 03, 2021 € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate								1.2271	6.3735	1.1234	4.5157	1.1450	4.4440
ADS Offering | Initial Public Offering in the United States
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate | $ / shares	1.212	1.212	1.212
Gross proceeds	$ 20,100,000	€ 16,580
Net proceeds	$ 16,350,000	€ 13,490
ADS Offering | Announcement of the launch of Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares that each ADS represents					10		10
ADS Offering | Announcement of the launch of Public Offering | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Maximum shares in the offering					12,000,000
ADS Offering | Announcement of the launch of Public Offering | Ordinary shares | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Offering price | € / shares							€ 1.25
ADS Offering | Announcement of the launch of Public Offering | Ordinary shares | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Offering price | € / shares							€ 1.50
ADS Offering | Announcement of the launch of Public Offering | ADSs
Disclosure of non-adjusting events after reporting period [line items]
Maximum shares in the offering					1,200,000
ADS Offering | Announcement of the launch of Public Offering | ADSs | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Offering price | $ / shares					$ 15.00
ADS Offering | Announcement of the launch of Public Offering | ADSs | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Offering price | $ / shares					$ 18.00
ADS Offering | Announcement of the pricing of Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares that each ADS represents			10			10
ADS Offering | Announcement of the pricing of Public Offering | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Maximum shares in the offering			12,000,000
Offering price | € / shares						€ 1.38
Discount applied to closing price			16.85%			16.85%
Closing price | $ / shares				$ 1.662
ADS Offering | Announcement of the pricing of Public Offering | ADSs
Disclosure of non-adjusting events after reporting period [line items]
Maximum shares in the offering			1,200,000
Offering price | $ / shares			$ 16.75
Underwriter option | Announcement of the launch of Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Period of underwriter option					30 days
Underwriter option | Announcement of the launch of Public Offering | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Maximum shares in the offering					1,800,000
Underwriter option | Announcement of the launch of Public Offering | ADSs
Disclosure of non-adjusting events after reporting period [line items]
Maximum shares in the offering					180,000